Annual Fund Operating Expenses - Kingsbarn Tactical Bond ETF [Member]	Nov. 10, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.57%